DUE TO AND FROM PARENT (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Due to parent	$ 5,886,437	$ 4,198,546
Previously Reported [Member]
Due to parent		$ 4,616,551